Components of Income tax Expense benefit from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (2,926)	$ 15,968	$ 10,534
Deferred	12,581	4,080	14,779
Total federal income taxes	9,655	20,048	25,313
Current	373	2,827	1,988
Deferred	1,670	(882)	3,429
Total state income taxes	2,043	1,945	5,417
Current	4,062	(1,006)	(260)
Deferred	1,190		443
Total foreign income taxes	5,252	(1,006)	183
Total taxes on income	$ 16,950	$ 20,987	$ 30,913